PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
PERSONNEL EXPENSES
Schedule of employee personnel related expenses
In Thousands of US Dollars
Description	2025	2024	2023
Salaries and compensation	$407	$425	$585
Employer contributions	35	38	38
Short-term employee benefits	33	7	7
Stock-based compensation	1,708	671	3,357
Total	$2,183	$1,141	$3,987